Schedule of Unaudited ProForma Net Revenues and Net income (Loss) (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Net revenue	$ 10,268
Net loss	$ (21,436)